Borrowings (Details 4) (CNY)	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	240,122,039
2016	345,392,063
2017	336,041,684
2018	31,551,204
2019	247,918
Total long-term borrowings outstanding	953,354,908	486,209,252